Segment Information (Notes)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
21. Segment Information

In connection with its investment in Evofem in the second quarter of 2019, the Company added a fourth reportable segment, “Strategic Positions.” This had no impact on the Company’s prior segment reporting structure.

Information regarding the Company’s segments for the year ended December 31, 2019 and 2018 is as follows:

Revenues by segment	Year Ended December 31,
(in thousands)	2019	2018

Medical Devices	$30,742	$24,652
Strategic Positions	—	—
Pharmaceutical	—	—
Income Generating Assets	(36)	7,376
Total revenues	$30,706	$32,028
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The table above excludes revenues related to discontinued operations. See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.

(Loss) income by segment	Year Ended December 31,
(in thousands)	2019	2018

Medical Devices	$(5,230)	$(5,086)
Strategic Positions	28,758	—
Pharmaceutical (1)	(19,048)	(98,368)
Income Generating Assets (1)	(74,891)	34,595
Total net (loss) income	$(70,411)	$(68,859)
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(1) The (Loss) income by segment presented above includes amounts related to both continuing and discontinued operations. See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.

Long-lived assets by segment	Year Ended December 31,
(in thousands)	2019	2018

Medical Devices	$2,435	$3,545
Strategic Positions	—	—
Pharmaceutical (1)	2,960	3,682
Income Generating Assets	125	160
Total long-lived assets	$5,520	$7,387
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(1) The amounts above include Property and Equipment in the Pharmaceutical segment classified as Assets held for sale. See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.

The operations for the Medical Devices segment are primarily located in the United States and the operations for the Pharmaceutical segment are primarily located in Italy, Ireland and the United States.